Stock-Based Compensation - Schedule of Aggregate Intrinsic Value of Outstanding and Exercisable Options (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding and exercisable		$ 394
Exercised	$ 554	$ 590